Warrants Presented at Fair Value (Details) - Schedule of outstanding warrants classified as a liability - $ / shares		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Class of Warrant or Right [Line Items]
Outstanding		96,651,374		107,729,058
Exercise price (in Dollars per share)		$ 0.01
Fair value		8,708,000	[1]	1,504,112
Outstanding Warrants One [Member]
Class of Warrant or Right [Line Items]
Outstanding		120,000		120,000
Exercise price (in Dollars per share)	[2]	$ 0.92
Issuance year		2014		2014
Exercisable through	[3]
Fair value		2,002	[4]	6	[5]
Outstanding Warrants Two [Member]
Class of Warrant or Right [Line Items]
Outstanding		374,001		296,813
Exercise price (in Dollars per share)		$ 1.5		$ 1.5
Issuance year		2016		2015
Exercisable through		2021		2020
Fair value		91	[4]		[5]
Outstanding Warrants Three [Member]
Class of Warrant or Right [Line Items]
Outstanding		905,555		374,001
Exercise price (in Dollars per share)		$ 0.17		$ 1.5
Issuance year		2017		2016
Exercisable through		2022		2021
Fair value		108,090		2	[5]
Outstanding Warrants Four [Member]
Class of Warrant or Right [Line Items]
Outstanding		436,666		905,555
Exercise price (in Dollars per share)		$ 1.5		$ 0.17
Issuance year		2017		2017
Exercisable through		2022		2022
Fair value		4,266	[4]	22,027
Outstanding Warrants Five [Member]
Class of Warrant or Right [Line Items]
Outstanding		33,332		333,333
Exercise price (in Dollars per share)		$ 1.2		$ 1.5
Issuance year		2017		2017
Exercisable through		2022		2022
Fair value		485		96
Outstanding Warrants Six [Member]
Class of Warrant or Right [Line Items]
Outstanding		33,332		53,333
Exercise price (in Dollars per share)		$ 1		$ 1.5
Issuance year		2017		2017
Exercisable through		2022		2022
Fair value		485		2
Outstanding Warrants Seven [Member]
Class of Warrant or Right [Line Items]
Outstanding		675,926		50,000
Exercise price (in Dollars per share)			[6]	$ 1.5
Issuance year		2017		2017
Exercisable through		2022		2022
Fair value		155,839	[4]	3
Outstanding Warrants Eight [Member]
Class of Warrant or Right [Line Items]
Outstanding		11,111		33,332
Exercise price (in Dollars per share)		$ 1.2		$ 1.2
Issuance year		2017		2017
Exercisable through		2022		2022
Fair value		143		16
Outstanding Warrants Nine [Member]
Class of Warrant or Right [Line Items]
Outstanding		1,659,971		33,332
Exercise price (in Dollars per share)		$ 0.17		$ 1
Issuance year		2018		2017
Exercisable through		2022		2022
Fair value		199,083		16
Outstanding Warrants Ten [Member]
Class of Warrant or Right [Line Items]
Outstanding		29,411,765		675,926
Exercise price (in Dollars per share)		$ 0.17			[6]
Issuance year		2018		2017
Exercisable through		2021	[7]	2022
Fair value		2,598,037		68,275
Outstanding Warrants Eleven [Member]
Class of Warrant or Right [Line Items]
Outstanding		15,096,365		11,111
Exercise price (in Dollars per share)			[8]	$ 1.2
Issuance year			[8]	2017
Exercisable through			[8]	2022
Fair value		1,333,511		4
Outstanding Warrants Twelve [Member]
Class of Warrant or Right [Line Items]
Outstanding		1,411,765		300,000
Exercise price (in Dollars per share)		$ 0.17		$ 0.5
Issuance year		2019		2018
Exercisable through		2024		2023
Fair value		204,242		1,560
Outstanding Warrants Thirteen [Member]
Class of Warrant or Right [Line Items]
Outstanding		5,882,352		1,659,971
Exercise price (in Dollars per share)		$ 0.17		$ 0.17
Issuance year		2019		2018
Exercisable through		2021		2022
Fair value		430,469		11,522
Outstanding Warrants Fourteen [Member]
Class of Warrant or Right [Line Items]
Outstanding		18,382,352		29,411,765
Exercise price (in Dollars per share)		$ 0.17			[9]
Issuance year		2019		2018
Exercisable through		2021	[7]	2021(******)	[10]
Fair value		1,623,773		420,386
Outstanding Warrants Fifteen [Member]
Class of Warrant or Right [Line Items]
Outstanding		13,970,587		15,441,177
Exercise price (in Dollars per share)		$ 0.17			[11]
Issuance year		2019			[11]
Exercisable through		2021			[11]
Fair value		1,334,255		220,704
Outstanding Warrants Sixteen [Member]
Class of Warrant or Right [Line Items]
Outstanding		246,294		6,617,647
Exercise price (in Dollars per share)		$ 0.17			[9]
Issuance year		2020		2018
Exercisable through		2021	[7]	2020(*******)	[12]
Fair value		21,756		50,510
Outstanding Warrants Seventeen [Member]
Class of Warrant or Right [Line Items]
Outstanding		8,000,000		11,764,706
Exercise price (in Dollars per share)		$ 0.26			[9]
Issuance year		2020		2018
Exercisable through		2022		2020(*******)	[12]
Fair value		691,473		107,602
Outstanding Warrants Eighteen [Member]
Class of Warrant or Right [Line Items]
Outstanding				1,411,765
Exercise price (in Dollars per share)	[9]
Issuance year				2019
Exercisable through				2024
Fair value				49,100
Outstanding Warrants Nineteen [Member]
Class of Warrant or Right [Line Items]
Outstanding				5,882,352
Exercise price (in Dollars per share)	[9]
Issuance year				2019
Exercisable through	[12]			2021(*******)
Fair value				61,541
Outstanding Warrants Twenty [Member]
Class of Warrant or Right [Line Items]
Outstanding				18,382,352
Exercise price (in Dollars per share)	[9]
Issuance year				2019
Exercisable through	[10]			2021(******)
Fair value				262,742
Outstanding Warrants Twenty One [Member]
Class of Warrant or Right [Line Items]
Outstanding				13,970,587
Exercise price (in Dollars per share)	[9]
Issuance year				2019
Exercisable through	[12]			2021(*******)
Fair value				227,998

[1]	Contains warrants presented at fair value within current liabilities of $7,343,894 and within non-current liabilities of $1,364,106.
[2]	Subject to changes as describe in the agreement.
[3]	M&A or qualified PO as described in the agreement.
[4]	Issued in connection with the 2014 through 2017 financing rounds.
[5]	Issued in connection with the 2016, 2015 and 2014 financing rounds.
[6]	Less than $0.01.
[7]	Two years from the registration statement or a PO, the earlier.
[8]	Since the actual number of warrants cannot be determined as of December 31, 2020, the outstanding amounts were calculated based on an exercise price of $0.17, which results in the maximum potential amount of warrants.
[9]	Subject to a mechanism described in the agreement but not less than $0.17, therefore, the outstanding amounts were calculated based on an exercise price of $0.17, which results in the maximum potential amount of warrants.
[10]	Two years from the registration statement or a PO, the earlier
[11]	Since the actual number of warrants cannot be determined as of December 31, 2019, the outstanding amounts were calculated based on an exercise price of $0.17, which results in the maximum potential amount of warrants.
[12]	Two years or a PO, the earlier.